ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Allowance for Credit Losses [Text Block]
NOTE 3	ALLOWANCE FOR LOAN LOSSES

Following is an analysis (in thousands) of the changes in the allowance for loan losses at December 31, 2011 and 2010.

	Commercial	Real Estate	Consumer	Total
December 31, 2011
Beginning balance – January 1, 2011	$2,307	$182	$709	$3,198
Charge-offs	(241)	—	(269)	(510)
Recoveries	15	—	87	102
Provision	768	96	125	989
Ending balance – December 31, 2011	$2,849	$278	$652	$3,779
Allowance:
Ending balance individually evaluated for impairment	$451	$—	$—	$451
Ending balance collectively evaluated for impairment	2,398	278	652	3,328
Total Allowance	$2,849	$278	$652	$3,779
Loans:
Ending balance individually evaluated for impairment	$7,400	$—	$—	$7,400
Ending balance collectively evaluated for impairment	170,002	15,456	42,015	227,473
Total Loans	$177,402	$15,456	$42,015	$234,873

December 31, 2010
Beginning balance – January 1, 2010	$1,927	$158	$659	$2,744
Charge-offs	(610)	(25)	(404)	(1,039)
Recoveries	34	—	89	123
Provision	956	49	365	1,370
Ending Balance – December 31, 2010	$2,307	$182	$709	$3,198
Allowance:
Ending balance individually evaluated for impairment	$116	$—	$40	$156
Ending balance collectively evaluated for impairment	2,191	182	669	3,042
Total Allowance	$2,307	$182	$709	$3,198
Loans:
Ending balance individually evaluated for impairment	$1,774	$—	$90	$1,864
Ending balance collectively evaluated for impairment	170,650	13,775	44,369	228,794
Total Loans	$172,424	$13,775	$44,459	$230,658